Supplemental Oil and Natural Gas Disclosures (Unaudited) - Oil and Natural Gas Produced and Average Unit Prices Related to Royalty and Non-Operating Working Interests (Detail)	12 Months Ended
	Dec. 31, 2012 bbl	Dec. 31, 2011 bbl	Dec. 31, 2010 bbl
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Total BOE (barrel of oil equivalent)	702,800	422,200	414,800
Average price per barrel of oil equivalent	52.16	50.02	38.77
Crude Oil and NGL [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Oil and natural gas production	371,300	151,900	115,400
Average unit prices	85.09	96.84	73.09
Crude Oil and NGL [Member] | Consolidated Entities [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Oil and natural gas production	371,300	151,900	115,400
Average unit prices	85.09	96.84	73.09
Natural Gas, Per Thousand Cubic Feet [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Oil and natural gas production	1,989,000	1,622,000	1,796,400
Average unit prices	2.71	3.95	4.26
Natural Gas, Per Thousand Cubic Feet [Member] | Consolidated Entities [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Oil and natural gas production	1,667,700	1,128,600	1,223,600
Average unit prices	2.76	4.01	4.32
Natural Gas, Per Thousand Cubic Feet [Member] | Equity Method Investee [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Oil and natural gas production	321,300	493,400	572,800
Average unit prices	2.40	3.81	4.12